Financial instruments and risk management - Summary of Credit Quality of Financial Assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Credit Risk Exposure [Line Items]
Purchase of financial assets at amortized cost	£ 16,612	£ 301
Credit Risk
Disclosure Of Credit Risk Exposure [Line Items]
Purchase of financial assets at amortized cost	17,527	632
Credit Risk | Trade Receivables
Disclosure Of Credit Risk Exposure [Line Items]
Purchase of financial assets at amortized cost	915	331
Credit Risk | Financial Assets at Amortised Cost - Non-current
Disclosure Of Credit Risk Exposure [Line Items]
Purchase of financial assets at amortized cost	284	£ 301
Credit Risk | Financial Assets at Amortised Cost - Current
Disclosure Of Credit Risk Exposure [Line Items]
Purchase of financial assets at amortized cost	£ 16,328